PROPERTY AND EQUIPMENT NET (Details Narrative) - CAD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Aug. 04, 2021
PROPERTY AND EQUIPMENT NET
Depreciation	$ 345,188	$ 383,476	$ 5,768
Selling price of Oregon Property		2,726,680
Impairment charge		664,543
Rental income	27,267	22,000
Land, building, construction in process	2,726,680			$ 2,200,000
Impairment of leasehold improvements	$ 211,774	$ 0